UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                           Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 527-9525

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2005

ITEM 1.  Reports to Shareholders.


Dividend Capital Realty Income Fund
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2004 and held for the six months ended March 31, 2005.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                           Expenses Paid During
                                         Beginning Account Ending Account         Period*
                                               Value           Value      October 1, 2004 through
A CLASS                                   October 1, 2004  March 31, 2005     March 31, 2005
-------------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,059.90            $ 9.24
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,016.00            $ 9.05
-------------------------------------------------------------------------------------------------

                                                                           Expenses Paid During
                                         Beginning Account Ending Account         Period*
                                               Value           Value      October 1, 2004 through
C CLASS                                   October 1, 2004  March 31, 2005     March 31, 2005
-------------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,054.80            $13.06
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,012.25            $12.79

                                                              Expenses Paid During
                            Beginning Account Ending Account         Period*
                                  Value           Value      October 1, 2004 through
I CLASS                      October 1, 2004  March 31, 2005     March 31, 2005
------------------------------------------------------------------------------------
Actual                           $1,000         $1,106.50             $8.14
------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000         $1,017.25             $7.80

* Expenses are equal to the Fund's annualized expense ratio of 1.80% for Class A; 2.55% for Class C and 1.55% for Class I, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

Asset Allocation and Portfolio Holdings by Sector (unaudited)

                                                                [CHART]

                   Dividend Capital Realty Income Fund
                Asset Allocation as of 3/31/05 (unaudited)

Common Stock                        47.25%
Preferred Stock                     47.76%
Other Assets, Net of Liabilities     4.99%

                                    [CHART]

                       Dividend Capital Realty Income Fund
         Common Stock Holdings by Industry Sector as Percentage of Net Assets
                           as of 3/31/05 (unaudited)

Industry Segment                       Percentage of Net Assets
------------------                   ----------------------------
Apartments                                      4.90%
Hotels                                          6.87%
Industrial                                      3.31%
Net Lease                                       0.49%
Office/Central Business District                3.76%
Office/Suburban                                 6.33%
Realty/Diversified                              6.57%
Regional Malls                                  1.41%
Self Storage                                    2.28%
Shopping Centers                                5.33%

                                    [CHART]

                    Dividend Capital Realty Income Fund
      Preferred Stock Holdings by Industry Sector as Percentage of Net Assets
                         as of 3/31/05 (unaudited)

Industry Segment               Percentage of Net Assets
--------------------      ------------------------------------
Apartments                               6.33%
Hotels                                  15.51%
Manufactured Housing                     0.92%
Mortgage                                14.16%
Net Lease                                5.67%
Office/Suburban                          1.52%
Realty/Diversified                       1.16%
Regional Malls                           1.03%
Shopping Centers                         1.46%

                      DIVIDEND CAPITAL REALTY INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                March 31, 2005
                                  (Unaudited)

       Number                                                   Market
       of Shares Security Description                           Value
       --------- --------------------                         -----------

                 COMMON STOCK                          47.25%

                 APARTMENTS:                            4.90%
        16,600   Archstone Smith Trust                        $   566,226
         2,800   Essex Property Trust, Inc.                       193,032
        14,800   United Dominion Realty Trust, Inc.               308,876
                                                              -----------
                                                                1,068,134
                                                              -----------

                 HOTELS:                                6.87%
        29,600   Felcor Lodging Trust, Inc.*                      368,024
        11,200   Hilton Hotels Corp.                              250,320
        23,200   LaSalle Hotel Properties                         673,960
        14,100   Strategic Hotel Capital, Inc.                    207,270
                                                              -----------
                                                                1,499,574
                                                              -----------

                 INDUSTRIAL:                            3.31%
         6,400   First Potomac Realty Trust                       146,240
        15,500   Prologis                                         575,330
                                                              -----------
                                                                  721,570
                                                              -----------

                 NET LEASE:                             0.49%
         7,000   Truststreet Properties, Inc.                     107,750
                                                              -----------

                 OFFICE/CENTRAL BUSINESS
                 DISTRICT:                              3.76%
         7,100   Boston Properties, Inc.                          427,738
         7,000   SL Green Realty Corp.                            393,540
                                                              -----------
                                                                  821,278
                                                              -----------

                 OFFICE/SUBURBAN:                       6.33%
         3,100   Alexandria Real Estate Equities, Inc.            199,578
        15,200   Biomed Realty Trust Inc.                         313,120
        11,800   Corporate Office Property Trust                  312,464
        14,100   CRT Properties, Inc.                             307,098
         6,100   Kilroy Realty Corp.                              249,551
                                                              -----------
                                                                1,381,811
                                                              -----------

     Number                                                       Market
     of Shares Security Description                               Value
     --------- --------------------                             -----------

               REALTY/DIVERSIFIED:                        6.57%
      17,100   Global Signal Inc.                               $   512,316
       7,400   The St. Joe Company                                  498,020
       6,100   Vornado Realty Trust                                 422,951
                                                                -----------
                                                                  1,433,287
                                                                -----------

               REGIONAL MALLS:                            7.41%
       2,700   CBL & Associates Properties Inc.                     193,077
       9,400   General Growth Properties, Inc.                      320,540
      16,200   The Mills Corp.                                      856,980
       6,100   Pennsylvania Real Estate Investment Trust            245,952
                                                                -----------
                                                                  1,616,549
                                                                -----------

               SELF STORAGE:                              2.28%
       8,750   Public Storage, Inc.                                 498,225
                                                                -----------

               SHOPPING CENTERS:                          5.33%
       3,100   Federal Realty Investment Trust                      149,885
      51,200   Inland Real Estate Corp.                             769,536
      16,900   Kite Realty Group Trust                              243,360
                                                                -----------
                                                                  1,162,781
                                                                -----------
               TOTAL COMMON STOCKS                               10,310,959
                                                                -----------

               PREFERRED STOCK:                          47.76%

               APARTMENTS:                                6.33%
      16,000   Apartment Investment & Management Co.,
                 Series G                                           425,600
       9,700   Apartment Investment & Management Co.,
                 Series U                                           237,844
      12,400   Apartment Investment & Management Co.,
                 Series V                                           309,380
      15,900   Associated Estates Realty Corp., Series B            407,040
                                                                -----------
                                                                  1,379,864
                                                                -----------

               HOTELS:                                   15.51%
      21,000   Ashford Hospitality, Series A                        556,080
      10,000   Boykin Lodging Company, Series A                     280,000
       9,900   Equity Inns Inc., Series B                           254,034
       9,600   Felcor Lodging Trust Inc., Series B                  244,320

  Number                                                            Market
  of Shares Security Description                                    Value
  --------- --------------------                                  -----------

            HOTELS (continued):
   11,050   Host Marriot Corp., Series B                          $   277,576
    4,100   Innkeepers USA Trust, Series C                            102,910
   17,600   LaSalle Hotel Properties, Series A                        469,920
   37,900   Westcoast Hospitality Company, Series A                   992,980
    8,300   Winston Hotels Inc., Series B                             206,670
                                                                  -----------
                                                                    3,384,490
                                                                  -----------

            MANUFACTURED HOUSING:                           0.92%
    8,000   Affordble Residential Communities Inc.,
              Series A                                                200,800
                                                                  -----------

            MORTGAGE:                                      14.16%
   19,600   Accredited Home, Series A                                 511,560
   10,500   American Home Mortgage Investment Corp.,
              Series A                                                285,075
   12,000   American Home Mortgage Investment Corp.,
              Series B                                                311,880
   20,400   Anworth Mortgage Asset Corp., Series A                    511,020
    4,200   Impac Mortgage Holdings Inc., Series B                    106,050
   14,000   Impac Mortgage Holdings Inc., Series C                    347,200
   20,000   Newcastle Investment Corp., Series B                      538,000
   18,900   Novastar Financial Inc., Series C                         478,170
                                                                  -----------
                                                                    3,088,955
                                                                  -----------

            NET LEASE:                                      5.67%
   21,300   Entertainment Properties Trust, Series A                  561,255
   27,000   Entertainment Properties Trust, Series B                  676,620
                                                                  -----------
                                                                    1,237,875
                                                                  -----------

            OFFICE/SUBURBAN:                                1.52%
    5,300   Alexandria Real Estate Equities Inc., Series C            137,800
    5,200   Bedford Property Investors Inc., Series B                 129,480
    2,450   Prime Group, Series B                                      64,925
                                                                  -----------
                                                                      332,205
                                                                  -----------

            REALTY/DIVERSIFIED:                             1.16%
    9,500   Cresent Real Estate Equities Co., Series B                253,175
                                                                  -----------

            REGIONAL MALLS:                                 1.03%
    8,900   Glimcher Realty Trust, Series G                           223,390
                                                                  -----------

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                   -----------

                    SHOPPING CENTERS:                1.46%
           12,600   Kramont Realty Trust, Series E         $   319,536
                                                           -----------

                    TOTAL PREFERRED STOCKS                  10,420,290
                                                           -----------

                    TOTAL INVESTMENTS:
                    (Cost: $21,116,250)**           95.01%  20,731,249
                    Other assets, net                4.99%   1,088,928
                                                   ------  -----------
                    NET ASSETS                     100.00% $21,820,177
                                                   ======  ===========

*  Non-income producing
** Cost for Federal Income tax purpose is $21,116,250 and net unrealized depreciation consists of:

                    Gross unrealized appreciation $ 153,083
                    Gross unrealized depreciation  (538,084)
                                                  ---------
                    Net unrealized depreciation   $(385,001)
                                                  =========

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $21,116,250) (Notes 1 & 3)              $20,731,249
 Cash                                                                                 869,689
 Receivables:
   Securities sold                                                       $257,031
   Dividends                                                              167,341
   Capital stock sold                                                     413,126
                                                                         --------
                                                                                      837,498
 Prepaid expenses                                                                      62,643
                                                                                  -----------
     TOTAL ASSETS                                                                  22,501,079
                                                                                  -----------
LIABILITIES
 Payable for securities purchased                                                     618,970
 Accrued expenses:
   Accrued management fees                                                  7,758
   Accrued 12b-1 fees                                                      20,040
   Other accrued expenses                                                  34,134
                                                                         --------
                                                                                       61,932
                                                                                  -----------
     TOTAL LIABILITIES                                                                680,902
                                                                                  -----------

NET ASSETS                                                                        $21,820,177
                                                                                  ===========
Class A Shares
 NET ASSETS                                                                       $15,517,892
                                                                                  ===========
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ($15,517,892/1,364,169 shares outstanding)                                     $     11.38
                                                                                  ===========
 MAXIMUM OFFERING PRICE PER SHARE ($11.38 x 100/ 94.25)                           $     12.07
                                                                                  ===========
Class C Shares
 NET ASSETS                                                                       $ 6,023,984
                                                                                  ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE ($6,023,984/532,294 shares outstanding)                                  $     11.32
                                                                                  ===========
Class I Shares
 NET ASSETS                                                                       $   278,301
                                                                                  ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE ($278,301/23,484 shares outstanding)                                     $     11.85
                                                                                  ===========
 At March 31, 2005 there were 50,000,000 shares of $0.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                  $22,076,348
 Undistributed net investment income                                                  142,811
 Accumulated net realized loss on investments                                         (13,981)
 Net unrealized depreciation of investments                                          (385,001)
                                                                                  -----------
 Net Assets                                                                       $21,820,177
                                                                                  ===========

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends                                                           $546,079
 Interest                                                               1,117
                                                                     --------
   Total investment income                                                    $ 547,196
                                                                              ---------

EXPENSES
 Investment advisory fees (Note 2)                                     66,239
 12b-1 fees, Class A (Note 2)                                          11,508
 12b-1 and servicing fees, Class C (Note 2)                            18,993
 Recordkeeping and administrative services (Note 2)                     6,644
 Accounting fees (Note 2)                                               3,322
 Transfer agent fees (Note 2)                                           6,644
 Custody fees                                                           6,397
 Legal and audit fees                                                  12,938
 Registration fees                                                     18,835
 Shareholder servicing and reports (Note 2)                            35,992
 Miscellaneous                                                         12,170
                                                                     --------
   Total expenses                                                               199,682
 Management fee waiver and reimbursed expenses (Note 2)                         (66,023)
                                                                              ---------
   Net expenses                                                                 133,659
                                                                              ---------
 Net investment income                                                          413,537
                                                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                               203,560
 Net decrease in unrealized appreciation/depreciation on investments           (461,829)
                                                                              ---------
 Net loss on investments                                                       (258,269)
                                                                              ---------
 Net increase in net assets resulting from operations                         $ 155,268
                                                                              =========

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six months ended
                                                               March 31, 2005     Period ended
                                                                (unaudited)    September 30, 2004*
                                                              ---------------- -------------------
OPERATIONS
 Net investment income                                          $   413,537        $   68,425
 Net realized gain on investments                                   203,560           162,687
 Change in unrealized appreciation/depreciation of
   investments                                                     (461,829)           76,828
                                                                -----------        ----------
 Net increase in net assets resulting from operations               155,268           307,940

DISTRIBUTION TO SHAREHOLDERS FROM
 Ordinary income - Class A shares ($0.30 and $0.27 per share)      (304,592)          (51,938)
 Realized gain on investments Class A Shares ($0.20 & $0.03
   per share)                                                      (154,648)           (7,010)
 Ordinary income - Class C shares ($0.26 and $0.23 per share)      (105,473)          (15,109)
 Realized gain on investments Class C shares ($0.20 & $0.03
   per share)                                                       (63,388)           (1,675)
 Ordinary income - Class I shares ($0.41 and $0.28 per share)        (9,620)             (833)
 Realized gain on investments Class I shares ($0.16 and $0.03
   per share)                                                        (4,995)              (98)
                                                                -----------        ----------
 Net distributions                                                 (642,716)          (76,663)
                                                                -----------        ----------

CAPITAL SHARE TRANSACTIONS**
 Net increase in net assets resulting from capital share
   transactions, A shares                                        13,136,410         2,551,664
 Net increase in net assets resulting from capital share
   transactions, C shares                                         4,897,677         1,208,327
 Net increase in net assets resulting from capital share
   transactions, I shares                                           232,117            50,153
                                                                -----------        ----------
                                                                 18,266,204         3,810,144
 Net increase in net assets                                      17,778,756         4,041,421
 Net assets at beginning of period                                4,041,421                --
                                                                -----------        ----------
NET ASSETS at the end of the period
  (including undistributed net investment income of $142,811
  and $148,959, respectively)                                   $21,820,177        $4,041,421
                                                                ===========        ==========

* Commencement of operations of each Class of shares was December 18, 2003. **A summary of capital share transactions follows:

                      Class A Shares*       Class C Shares*      Class I Shares*
                     Six months ended       Six months ended    Six months ended
                      March 31, 2005         March 31, 2005      March 31, 2005
                        (unaudited)           (unaudited)          (unaudited)
                  ----------------------  -------------------  ------------------
                    Shares      Value      Shares     Value     Shares    Value
                  ---------  -----------  -------  ----------  -------  ---------
Shares sold       1,134,733  $13,305,840  417,430  $4,880,517   29,654  $ 367,602
Shares reinvested    27,682      322,143   11,485     133,259    1,191     14,515
Shares redeemed     (41,349)    (491,573) (10,036)   (116,099) (12,087)  (150,000)
                  ---------  -----------  -------  ----------  -------  ---------
Net increase      1,121,066  $13,136,410  418,879  $4,897,677   18,758  $ 232,117
                  =========  ===========  =======  ==========  =======  =========

                       Period ended           Period ended        Period ended
                    September 30, 2004     September 30, 2004  September 30, 2004
                  ----------------------  -------------------  ------------------
                    Shares      Value      Shares     Value     Shares    Value
                  ---------  -----------  -------  ----------  -------  ---------
Shares sold         257,899  $ 2,703,399  112,884  $1,202,670    4,694  $  49,814
Shares reinvested     4,035       43,885      938      10,222       32        339
Shares redeemed     (18,832)    (195,620)    (408)     (4,565)      --         --
                  ---------  -----------  -------  ----------  -------  ---------
Net increase        243,102  $ 2,551,664  113,414  $1,208,327    4,726  $  50,153
                  =========  ===========  =======  ==========  =======  =========

* Commencement of operations of each Class of shares was December 18, 2003.

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                         Class A Shares                 Class C Shares                 Class I Shares
                                 ---------------------------    ---------------------------    ---------------------------
                                 Six months ended Period ended  Six months ended Period ended  Six months ended Period ended
                                  March 31, 2005  September 30,  March 31, 2005  September 30,  March 31, 2005  September 30,
                                   (unaudited)        2004*       (unaudited)        2004*       (unaudited)        2004*
                                 ---------------- ------------- ---------------- ------------- ---------------- -------------
Per Share Operating
 Performance
Net asset value, beginning
 of period                           $ 11.20         $ 10.00        $ 11.16         $ 10.00        $ 11.19         $ 10.00
Income from investment
 operations-
  Net investment income                 0.22            0.29           0.19            0.21           0.23            0.29
  Net realized and unrealized
   gain on investments                  0.46            1.21           0.43            1.21           0.97            1.21
                                     -------         -------        -------         -------        -------         -------
  Total from investment
   operations                           0.68            1.50           0.62            1.42           1.20            1.50
                                     -------         -------        -------         -------        -------         -------
Less distributions:
   Distributions from net
    investment income                  (0.30)          (0.27)         (0.20)          (0.23)         (0.38)          (0.28)
   Distributions from
    realized gains                     (0.20)          (0.03)         (0.26)          (0.03)         (0.16)          (0.03)
                                     -------         -------        -------         -------        -------         -------
Total Distributions                    (0.50)          (0.30)         (0.46)          (0.26)         (0.54)          (0.31)
                                     -------         -------        -------         -------        -------         -------
  Net asset value, end of
   period                            $ 11.38         $ 11.20        $ 11.32         $ 11.16        $ 11.85         $ 11.19
                                     =======         =======        =======         =======        =======         =======
Total Return                            5.99%          15.10%          5.48%          14.29%         10.65%          15.10%
                                     =======         =======        =======         =======        =======         =======

Ratios/Supplemental Data
  Net assets, end of period
   (000's)                           $15,518         $ 2,722        $ 6,024         $ 1,266        $   278         $    53
Ratio to average net assets/(A)/
  Expenses/(B)/                         1.98%**         1.80%**        2.73%**         2.55%**        1.73%**         1.55%**
  Net investment income                 6.26%**         4.83%**        5.51%**         4.05%**        6.51%**         5.08%**
Portfolio turnover rate               206.26%         497.37%        206.26%         497.37%        206.26%         497.37%

* Commencement of operations of each Class of shares was December 18, 2003. **Annualized

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for each Class by 0.99% for the six months ended March 31, 2005 and 6.76% for the period ended September 30, 2004.

/(B)/Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Dividend Capital Realty Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2003 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. The Fund currently offers three classes of shares ("Class A", "Class C", and "Class I").

      The investment objective of the Fund is to achieve current income. Capital appreciation is a secondary objective. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies principally engaged in the real estate industry, including real estate investment trusts. Such securities include common stocks, preferred stocks, debt securities, including commercial mortgage-backed securities, or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined on a first-in, first-out basis.

      D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earns interest at the current market rate.

      E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

      G. Real Estate Investments Trust Securities. The Fund has made certain investments in real estate investment trust ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

      H. Reclassifications. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassifed between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2004, the fund increased undistributed net investment income by $148,413 and decreased undistributed capital gains by $148,413.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Dividend Capital Investments, LLC, ("DCI"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. DCI has contractually agreed to waive its fees and reimburse the Fund for expenses through December 31, 2006 in order to limit the Class A operating expenses to 1.80% of Class A average net assets; Class C operating expenses to 2.55% of Class C average net assets and Class I operating expenses to 1.55% of Class I average net assets. For the six months ended March 31, 2005, the Advisor waived fees of $47,681 and reimbursed other expenses of $18,342.

      The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of March 31, 2005 was $164,872.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares of the Fund may finance activities which are primarily intended to result in the sale of the Fund's Class A or Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's A Class average daily net assets, and at the rate of 0.75% on the Fund's C Class average daily net assets. For the six months ended March 31, 2005, there were $11,508 of distribution expenses incurred by the Fund's Class A shares and $14,245 by the Fund's Class C shares.

      The Fund's Distribution and Service Plan for its Class C shares also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the Class C average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended March 31, 2005 there were $4,748 of servicing fees incurred.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $6,644 for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.10% of average daily net assets.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting fees of $55,021 were received by FDCC in connection with the distribution of the Fund's shares during the six months ended March 31, 2005. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 30 days of purchase and for certain Class C Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $6,644 for its services for the six months ended March 31, 2005.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $3,322 for its services for the six months ended March 31, 2005.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of CFA, CSS, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended March 31, 2005, aggregated $43,868,132 and $26,894,602, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the six months ended March 31, 2005 and the period ended September 30, 2004 were as follows:

                                   Six Months Ended
                                    March 31, 2005     Period ended
                                     (unaudited)    September 30, 2004
                                   ---------------- ------------------
          Distributions paid from:
           Ordinary income             $642,716          $76,663
                                       ========          =======

      As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

                       Ordinary income         $ 142,811
                       Net realized loss         (13,981)
                       Unrealized depreciation  (385,001)
                                               ---------
                                               $(256,171)
                                               =========

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

Investment Advisor:

   Dividend Capital Investments LLC
     518 Seventeenth Street, Suite 1200
     Denver, Colorado 80202

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, VA 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Dividend Capital Realty Income Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free. Fund information also available online at dividendcapital.com

[LOGO]
                                DIVIDEND CAPITAL

                       Semi-Annual Report to Shareholders

                             DIVIDEND CAPITAL REALTY
                                   INCOME FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                            For the Six Months Ended
                                 March 31, 2005
                                   (unaudited)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT
        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and
Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
     Principal Executive Officer

Date: June 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Financial Officer

Date: June 2, 2005